Accounts receivable - Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Accounts receivable	$ 6,060	$ 7,060
Accrued contract revenue	1,499	657
Lease receivable	185	237
Allowance for expected credit losses	(1,095)	(1,676)	$ (2,664)
Net accounts receivable	$ 6,649	$ 6,278